Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Penalty payable(i)	103,708	47,419
Refundable deposits from members, current	32,204	14,899
Payable for investments and acquisitions	5,006	5,006
Payable to former shareholders of acquirees	9,838	9,279
Accrued payroll	13,194	29,853
VAT payable	6,282	5,414
Other taxes payable	3,752	2,293
Interests payable	903	308
Others	1,475	2,692
Third-party loans(ii)	51,787	38,446
Amounts reimbursable to employees	1,731	1,602
Total	229,880	157,211

Notes:

(i)	This item represents penalty for early termination of lease, overdue rent and legal proceedings.

(ii)	This item represents loans borrowed from third party individuals or companies with annual interest rate from 0% to 10%.